Initial Public Offering	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Initial Public Offering [Abstract]
Initial Public Offering
Note 3 — Initial Public Offering
Pursuant to the IPO on January 14, 2021, the Company sold 24,000,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one share of common stock and one half of one warrant to purchase one share of common stock (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment.

On January 14, 2021, an aggregate of $10.00 per Unit sold in the IPO was held in the Trust Account and will be held as cash or invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule
2a-7
of the Investment Company Act.
On January 19, 2021, the Underwriters exercised the over-allotment option in full to purchase 3,600,000 Units.
Following the closing of the IPO on January 14, 2021 and the underwriters’ full exercise of over-allotment option on January 19, 2021, $276,000,000 was held in the Trust Account.

Note 4 — Initial Public Offering
Pursuant to the IPO on January 14, 2021, the Company sold 24,000,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one share of common stock and one half of one warrant to purchase one share of common stock (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment.
On January 14, 2021, an aggregate of $10.00 per Unit sold in the IPO was held in the Trust Account and will be held as cash or invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule
2a-7
of the Investment Company Act.
On January 19, 2021, the underwriters exercised the over-allotment option in full to purchase 3,600,000 Units.
Following the closing of the IPO on January 14, 2021 and the underwriters’ full exercise of over-allotment option on January 19, 2021, $276,000,000 was held in the Trust Account.
All of the 27,600,000 shares of Common Stock sold as part of the Units in the IPO contain a redemption feature which allows for the redemption of such Public Shares in connection with the Company’s liquidation, if there is a stockholder vote or tender offer in connection with the Business Combination and in accordance with the Company’s certificate of incorporation. In accordance with SEC and its staff’s guidance on redeemable equity instruments, which has been codified in ASC
480-10-S99,
redemption provisions not solely within the control of the Company require common stock subject to redemption to be classified outside of permanent equity. Given that the Common Stock was issued with other freestanding instruments (i.e., public warrants), the initial carrying value of such shares of Common Stock classified as temporary equity is the allocated proceeds based on the guidance in ASC
470-20.
The common stock sold in the IPO is subject to SEC and its staff’s guidance on redeemable equity instruments, which has been codified in ASC
480-10-S99.
If it is probable that the equity instrument will become redeemable, the Company has the option to either accrete changes in the redemption value over the period from the date of issuance (or from the date that it becomes probable that the instrument will become redeemable, if later) to the earliest redemption date of the instrument or to recognize changes in the redemption value immediately as they occur and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of its Common Stock to equal the redemption value at the end of each reporting period. Immediately upon the closing of the IPO, the Company recognized the accretion from initial book value to redemption amount value. The change in the carrying value of the Common Stock resulted in charges against additional paid-in
capital and accumulated deficit.
As of September 30, 2021, the contingently redeemable common stock reflected on the balance sheet are reconciled in the following table:

Gross proceeds from public issuance	$276,000,000
Less:
Proceeds allocated to public warrants	—
Shares of the common stock issuance costs	(15,816,086)
Plus:
Accretion of carrying value to redemption value	15,816,086

Contingently redeemable common stock	$276,000,000